Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Owners of Aegon N.V.	€ (146)	€ 1,235	€ 706
Coupons on perpetual securities	(38)	(88)	(102)
Coupons on non-cumulative subordinated notes			(11)
Net income / (loss) attributable to owners for basic earnings per share calculation	(184)	1,148	594
Net income / (loss) attributable to common shareholders	€ (182)	€ 1,140	€ 589
Weighted average number of common shares B outstanding (in million)	2,044	2,042	2,036
Basic earnings per common share (EUR per share)	€ (0.09)	€ 0.56	€ 0.29
Common share B [member]
Earnings per share [line items]
Net income / (loss) attributable to common shareholders	€ (1)	€ 8	€ 4
Weighted average number of common shares B outstanding (in million)	561	572	571
Basic earnings per common share (EUR per share)	€ 0.00	€ 0.01	€ 0.01